Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Class of property
Other leased assets	¥ 112	¥ 195
Less-Accumulated amortization	(2,152)	(3,792)
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,051	1,576
Machinery and Equipment
Class of property
Machinery and equipment	¥ 3,091	¥ 5,173